Note 26 - Concentrations - Schedules of Concentration of Risk (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 17,493	$ 2,876		$ 37,756	$ 11,710
Supplier Concentration Risk [Member] | Purchases [Member] | Garmin [Member]
Purchases	$ 301	$ 594		$ 1,921	$ 1,821
Percentage	14.30%	20.90%		22.40%	20.90%
Concentration Risk, Percentage	14.30%	20.90%		22.40%	20.90%
Supplier Concentration Risk [Member] | Purchases [Member] | Globalstar Europe [Member]
Purchases	$ 213	$ 0		$ 958	$ 635
Percentage	10.20%	0.00%		11.20%	7.30%
Concentration Risk, Percentage	10.20%	0.00%		11.20%	7.30%
Supplier Concentration Risk [Member] | Purchases [Member] | Network Innovations [Member]
Purchases				$ 935	$ 980
Percentage				10.70%	11.20%
Concentration Risk, Percentage				10.70%	11.20%
Supplier Concentration Risk [Member] | Purchases [Member] | Iridium Satellite [Member]
Purchases	$ 270	$ 0		$ 913	$ 0
Percentage	27.20%	0.00%		10.90%	0.00%
Concentration Risk, Percentage	27.20%	0.00%		10.90%	0.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Satcom Global [Member]
Purchases				$ 761	$ 744
Percentage				8.90%	8.50%
Concentration Risk, Percentage				8.90%	8.50%
Customer Concentration Risk [Member] | Reimbursements [Member] | PBM A [Member]
Percentage	33.00%		31.00%
Concentration Risk, Percentage	33.00%		31.00%
Customer Concentration Risk [Member] | Reimbursements [Member] | PBM B [Member]
Percentage	21.00%		29.00%
Concentration Risk, Percentage	21.00%		29.00%
Customer Concentration Risk [Member] | Reimbursements [Member] | PBM C [Member]
Percentage	16.00%		14.00%
Concentration Risk, Percentage	16.00%		14.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Percentage				100.00%	100.00%
Revenue				$ 10,977	$ 11,710
Concentration Risk, Percentage				100.00%	100.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Europe [Member]
Percentage	49.90%	71.70%		60.90%	73.70%
Revenue	$ 1,430	$ 2,063		$ 6,687	$ 8,617
Concentration Risk, Percentage	49.90%	71.70%		60.90%	73.70%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | North America [Member]
Percentage	18.30%	20.40%		23.40%	18.30%
Revenue	$ 523	$ 586		$ 2,575	$ 2,152
Concentration Risk, Percentage	18.30%	20.40%		23.40%	18.30%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | South America [Member]
Percentage	0.80%	0.30%		0.60%	0.40%
Revenue	$ 23	$ 9		$ 62	$ 45
Concentration Risk, Percentage	0.80%	0.30%		0.60%	0.40%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Asia Pacific [Member]
Percentage	14.40%	5.50%		13.80%	6.50%
Revenue	$ 413	$ 159		$ 1,510	$ 760
Concentration Risk, Percentage	14.40%	5.50%		13.80%	6.50%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Africa [Member]
Percentage	16.60%	2.10%		1.30%	1.10%
Revenue	$ 476	$ 59		$ 143	$ 136
Concentration Risk, Percentage	16.60%	2.10%		1.30%	1.10%